FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
Fair Value Measurement at Reporting Date
The following tables provide information as of December 31, 2018 and 2017 about MLOA’s financial assets measured at fair value:

	As of December 31, 2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value:
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—
Total Bonds	—	—	—	—	—

Common Stocks:
Industrial and Miscellaneous	—	—	2.0	—	2.0
Total Common Stocks	—	—	2.0	—	2.0

Derivative Assets:
Options	—	12.4	—	—	12.4
Total Derivatives	—	12.4	—	—	12.4

Separate Accounts Assets (1)	—	—	—	1,850.0	1,850.0
Total Assets at Fair Value	$—	$12.4	$2.0	$1,850.0	$1,864.4

Liabilities at Fair Value:
Derivative Liabilities	$—	$—	$—	$—	$—
Total Liabilities at Fair Value	$—	$—	$—	$—	$—
_______________
(1) Only Cash and Invested Assets.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
	(in millions)
Assets at Fair Value :
Bonds:
Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$—
Total Bonds	—	—	—	—	—

Derivative Assets:
Options	—	88.9	—	—	88.9
Total Derivatives	—	88.9	—	—	88.9

Separate Accounts Assets (1)	—	—	—	2,014.0	2,014.0
Total Assets at Fair Value	$—	$88.9	$—	$2,014.0	$2,102.9

Liabilities at Fair Value:
Derivative Liabilities	—	—	—	—	—
Total Liabilities at Fair Value	$—	$—	$—	$—	$—
_______________
(1) Only Cash and Invested Assets.
The following table discloses carrying value and estimated fair value (defined within the fair value hierarchy) as of December 31, 2018 and 2017 for financial instruments:

	As of December 31, 2018
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,013.6	$1,065.5	$—	$1,002.6	$11.0	$—	$—
Preferred Stock	$3.8	$4.2	$3.8	$—	$—	$—	$—
Common Stock (1)	$72.7	$55.0	$—	$—	$72.7	$—	$—
Mortgage Loans on Real Estate	$16.2	$17.0	$—	$—	$16.2	$—	$—
Policy Loans	$121.9	$109.9	$—	$—	$121.9	$—	$—
Derivatives	$18.7	$18.7	$—	$12.4	$—	$—	$—
Separate Accounts (2)	$2,271.8	$2,276.6	$421.8	$—	$—	$1,850.0	$—
Policyholders liabilities: Investment contracts	$4.9	$4.9	$—	$—	$4.9	$—	$—
_______________

(1)
The difference between the admitted value and aggregate fair entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2018. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

	As of December 31, 2017
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
	(in millions)
Bonds	$1,038.0	$1,021.4	$—	$1,032.5	$—	$—	$—
Preferred Stock	$4.2	$4.2	$4.2	$—	$—	$—	$—
Common Stock (1)	$64.8	$48.6	$—	$—	$64.8	$—	$—
Mortgage Loans on Real Estate	$16.8	$17.0	$—	$—	$—	$—	$—
Policy Loans	$65.3	$57.2	$—	$—	$65.3	$—	$—
Derivatives	$88.9	$88.9	$—	$88.9	$—	$—	$—
Separate Accounts (2)	$2,432.1	$2,422.9	$418.1	$—	$—	$2,014.0	$—
Policyholders liabilities: Investment contracts	$4.0	$4.0	$—	$—	$—	$—	$—
_______________

(1)
Entirely represents affiliated holdings of AllianceBernstein units, which for statutory admitted carrying value is discounted by 25% as of December 31, 2017. The discount is based on SSAP #97 sliding scale and approved by the SVO.

(2)	Only Cash and Invested Assets.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table summarizes the changes in assets classified in Level 3 during the years ended December 31, 2018, 2017 and 2016:

	Beginning Balance at January 1, 2018	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2018
	(in millions)
Common stock - Industrial and Miscellaneous	—	—	—	2.0	—	2.0
Total	$—	$—	$—	$2.0	$—	$2.0

During 2018 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2017	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2017
	(in millions)
Commercial Mortgage-Backed Securities	$1.6	$—	$5.0	$—	$(6.6)	$—
Total	$1.6	$—	$5.0	$—	$(6.6)	$—

During 2017 there were no transfers between levels 1, 2 or 3.

	Beginning Balance at January 1, 2016	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Sales	Total Ending Balance at December 31, 2016
	(in millions)
Commercial Mortgage-Backed Securities (1)	$4.1	$0.6	$(0.5)	$(2.6)	$0.5	$—	$(0.5)	$1.6
Total	$4.1	$0.6	$(0.5)	$(2.6)	$0.5	$—	$(0.5)	$1.6
___________

(1)
Amount includes: $0.6 million of Level 3 securities now carried at fair value, which were carried at adjusted cost in prior period and ($0.5) million of Level 3 securities no longer carried at market value, where the adjusted cost is lower than the market value.